CONSOLIDATED FINANCIAL STATEMENT DETAILS - SCHEDULE OF COST OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost of revenue:
Cost of service revenue									$ 617,058	$ 652,137	$ 734,222
Cost of product revenue									138,672	126,024	125,982
Cost of revenue	$ 212,468	$ 179,131	$ 170,397	$ 193,734	$ 214,084	$ 199,377	$ 177,963	$ 186,737	$ 755,730	$ 778,161	$ 860,204